Income per Common Share of the Trust (Units and Distributions) (Details) - Common shares - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Redemption of noncontrolling interests – common units (shares)	0	9,826	9,044
Distributions per common share (USD per share)	$ 1.60	$ 1.60	$ 1.90